RELATED PARTY TRANSACTIONS (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2019 CAD ($) item	Mar. 31, 2022 CAD ($)
RELATED PARTY TRANSACTIONS
Number of advisors | item	2
Shareholder loan agreements	$ 60,000
Shareholder loan agreement term		5 years
Shareholders loan initial fair value measurement		$ 13,596
Shareholders loan amortized cost		53,185
Interest income accrued		$ 2,664